PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2020	December 31, 2019
Asset retirement obligations	(a)	$380.0	$368.4
Other		14.7	11.0
		$394.7	$379.4
Current portion of provisions		$6.7	$4.8
Non-current provisions		388.0	374.6
		$394.7	$379.4
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2020	2019
Balance, beginning of the year		$368.4	$327.6
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	12	7.6	21.5
Changes in asset retirement obligations at closed sites	31	6.1	21.0
Accretion expense	32	0.1	0.7
Disbursements		(2.2)	(2.4)
Balance, end of the year		$380.0	$368.4
Less current portion		(6.7)	(4.8)
Non-current portion		$373.3	$363.6

Disclosure of asset retirement obligations
As at December 31, 2020, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2021	$4.7	$3.1
2022	11.7	3.1
2023	16.9	—
2024	11.9	—
2025	3.1	—
2026 onwards	158.0	187.0
	$206.3	$193.2
1Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2020, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Rosebel mine	$—	$104.4	2021-2063
Essakane mine	—	88.8	2021-2073
Doyon division, including Westwood mine	198.6	—	2021-2053
Other Canadian sites	7.7	—	2021-2119
	$206.3	$193.2